Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.2%)
Activision Blizzard, Inc.	107,061	8,286
Alphabet, Inc. - Class A *	40,993	109,596
Alphabet, Inc. - Class C *	38,351	102,217
AT&T, Inc.	972,199	26,259
Charter Communications, Inc. - Class A *	17,265	12,561
Comcast Corp. - Class A	623,798	34,889
Discovery Communications, Inc. - Class A *	22,115	561
Discovery Communications, Inc. - Class C *	37,583	912
DISH Network Corp. - Class A *	34,111	1,483
Electronic Arts, Inc.	38,968	5,543
Facebook, Inc. - Class A *	324,483	110,126
Fox Corp.	21,340	792
Fox Corp. - Class A	42,670	1,712
The Interpublic Group of Companies, Inc.	53,804	1,973
Live Nation Entertainment, Inc. *	17,935	1,634
Lumen Technologies Inc	136,211	1,688
Match Group, Inc. *	37,679	5,915
Netflix, Inc. *	60,114	36,690
News Corp. - Class A	53,931	1,269
News Corp. - Class B	16,798	390
Omnicom Group, Inc.	29,655	2,149
Take-Two Interactive Software, Inc. *	15,867	2,445
T-Mobile US, Inc. *	79,208	10,120
Twitter, Inc. *	109,836	6,633
Verizon Communications, Inc.	564,313	30,479
ViacomCBS, Inc.	82,545	3,261
The Walt Disney Co. *	246,813	41,753
Total		561,336

Consumer Discretionary (12.3%)
Advance Auto Parts, Inc.	8,557	1,787
Amazon.com, Inc. *	59,285	194,754
Aptiv PLC *	37,342	5,563
AutoZone, Inc. *	2,935	4,984
Bath & Body Works, Inc.	36,037	2,271
Best Buy Co., Inc.	30,385	3,212

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Booking Holdings, Inc. *	5,592	13,275
BorgWarner, Inc.	30,138	1,302
Caesars Entertainment, Inc. *	30,032	3,372
CarMax, Inc. *	21,680	2,774
Carnival Corp. *	109,318	2,734
Chipotle Mexican Grill, Inc. *	3,777	6,865
D.R. Horton, Inc.	44,087	3,702
Darden Restaurants, Inc.	17,961	2,721
Dollar General Corp.	32,196	6,830
Dollar Tree, Inc. *	32,727	3,133
Domino’s Pizza, Inc.	5,105	2,435
eBay, Inc.	87,937	6,127
Etsy, Inc. *	17,394	3,617
Expedia, Inc. *	19,534	3,202
Ford Motor Co. *	541,220	7,664
The Gap, Inc.	28,378	644
Garmin, Ltd.	20,577	3,199
General Motors Co. *	197,608	10,416
Genuine Parts Co.	18,618	2,257
Hanesbrands, Inc.	48,050	825
Hasbro, Inc.	17,580	1,568
Hilton Worldwide Holdings, Inc. *	38,273	5,056
The Home Depot, Inc.	144,466	47,422
Las Vegas Sands Corp. *	49,284	1,804
Leggett & Platt, Inc.	18,278	820
Lennar Corp. - Class A	36,391	3,409
LKQ Corp. *	35,613	1,792
Lowe’s Companies, Inc.	96,353	19,546
Marriott International, Inc. - Class A *	37,769	5,593
McDonald’s Corp.	101,537	24,482
MGM Resorts International	52,839	2,280
Mohawk Industries, Inc. *	7,475	1,326
Newell Brands, Inc.	52,092	1,153
NIKE, Inc. - Class B	174,064	25,279
Norwegian Cruise Line Holdings, Ltd. *	49,769	1,329
NVR, Inc. *	450	2,157
O’Reilly Automotive, Inc. *	9,345	5,710
Penn National Gaming, Inc. *	20,370	1,476
Pool Corp.	5,540	2,407
PulteGroup, Inc.	34,275	1,574
PVH Corp. *	9,807	1,008
Ralph Lauren Corp.	6,652	739

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Ross Stores, Inc.	49,242	5,360
Royal Caribbean Cruises, Ltd. *	29,997	2,668
Starbucks Corp.	160,670	17,723
Tapestry, Inc.	38,268	1,417
Target Corp.	67,433	15,427
Tesla Motors, Inc. *	110,452	85,653
The TJX Cos., Inc.	163,588	10,793
Tractor Supply Co.	16,003	3,242
Ulta Beauty, Inc. *	7,330	2,646
Under Armour, Inc. - Class A *	26,008	525
Under Armour, Inc. - Class C *	26,845	470
VF Corp.	44,116	2,955
Whirlpool Corp.	8,628	1,759
Wynn Resorts, Ltd. *	14,416	1,222
Yum! Brands, Inc.	40,243	4,922
Total		614,377

Consumer Staples (5.7%)
Altria Group, Inc.	250,510	11,403
Archer-Daniels-Midland Co.	76,753	4,606
Brown-Forman Corp. - Class B	25,179	1,687
Campbell Soup Co.	27,937	1,168
Church & Dwight Co., Inc.	32,504	2,684
The Clorox Co.	16,542	2,740
The Coca-Cola Co.	528,197	27,714
Colgate-Palmolive Co.	114,509	8,655
Conagra Brands, Inc.	68,086	2,306
Constellation Brands, Inc. - Class A	22,761	4,796
Costco Wholesale Corp.	60,397	27,139
The Estee Lauder Cos., Inc. - Class A	31,262	9,376
General Mills, Inc.	81,964	4,903
The Hershey Co.	19,511	3,302
Hormel Foods Corp.	38,729	1,588
The J.M. Smucker Co.	14,454	1,735
Kellogg Co.	35,087	2,243
Kimberly-Clark Corp.	45,895	6,078
The Kraft Heinz Co.	93,639	3,448
The Kroger Co.	92,559	3,742
Lamb Weston Holdings, Inc.	20,187	1,239
McCormick & Co., Inc.	34,307	2,780
Molson Coors Beverage Co. - Class B	25,954	1,204

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Mondelez International, Inc.	188,636	10,975
Monster Beverage Corp. *	51,114	4,540
PepsiCo, Inc.	188,050	28,285
Philip Morris International, Inc.	211,803	20,077
The Procter & Gamble Co.	330,420	46,193
Sysco Corp.	70,265	5,516
Tyson Foods, Inc. - Class A	40,574	3,203
Walgreens Boots Alliance, Inc.	96,140	4,523
Walmart, Inc.	194,528	27,113
Total		286,961

Energy (2.7%)
APA Corp.	52,071	1,116
Baker Hughes	112,773	2,789
Cabot Oil & Gas Corp.	54,982	1,196
Chevron Corp.	264,226	26,806
ConocoPhillips	181,718	12,315
Devon Energy Corp.	87,064	3,092
Diamondback Energy, Inc.	23,054	2,182
EOG Resources, Inc.	78,760	6,322
Exxon Mobil Corp.	577,053	33,942
Halliburton Co.	121,947	2,636
Hess Corp.	37,700	2,945
Kinder Morgan, Inc.	270,464	4,525
Marathon Oil Corp.	108,892	1,489
Marathon Petroleum Corp.	87,450	5,405
Occidental Petroleum Corp.	121,468	3,593
ONEOK, Inc.	61,303	3,555
Phillips 66	61,021	4,273
Pioneer Natural Resources Co.	30,582	5,092
Schlumberger, Ltd.	192,027	5,692
Valero Energy Corp.	56,254	3,970
The Williams Cos., Inc.	168,339	4,367
Total		137,302

Financials (11.3%)
AFLAC, Inc.	84,769	4,419
The Allstate Corp.	39,590	5,040
American Express Co.	87,161	14,602
American International Group, Inc.	115,997	6,367
Ameriprise Financial, Inc.	15,483	4,089
Aon PLC	30,401	8,688
Arthur J. Gallagher & Co.	27,927	4,151
Assurant, Inc.	8,183	1,291
Bank of America Corp.	1,007,981	42,789

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Bank of New York Mellon Corp.	106,471	5,520
Berkshire Hathaway, Inc. - Class B *	252,320	68,868
BlackRock, Inc.	19,375	16,249
Brown & Brown, Inc.	31,816	1,764
Capital One Financial Corp.	60,543	9,806
CBOE Holdings, Inc.	13,665	1,693
The Charles Schwab Corp.	203,485	14,822
Chubb, Ltd.	59,721	10,360
Cincinnati Financial Corp.	20,642	2,358
Citigroup, Inc.	275,885	19,362
Citizens Financial Group, Inc.	58,913	2,768
CME Group, Inc.	48,855	9,448
Comerica, Inc.	17,035	1,371
Discover Financial Services	41,086	5,047
Everest Re Group, Ltd.	5,513	1,383
Fifth Third Bancorp	94,613	4,015
First Republic Bank	23,995	4,628
Franklin Resources, Inc.	37,588	1,117
Globe Life, Inc.	13,283	1,183
The Goldman Sachs Group, Inc.	45,885	17,346
The Hartford Financial Services Group, Inc.	47,235	3,318
Huntington Bancshares, Inc.	202,055	3,124
Intercontinental Exchange, Inc.	76,219	8,752
Invesco, Ltd.	45,792	1,104
JPMorgan Chase & Co.	406,746	66,580
KeyCorp	127,936	2,766
Lincoln National Corp.	22,714	1,562
Loews Corp.	27,666	1,492
M&T Bank Corp.	17,698	2,643
MarketAxess Holdings, Inc.	5,237	2,203
Marsh & McLennan Cos., Inc.	68,922	10,437
MetLife, Inc.	98,171	6,060
Moody’s Corp.	22,219	7,890
Morgan Stanley	198,687	19,334
MSCI, Inc.	11,165	6,792
Nasdaq, Inc.	15,840	3,057
Northern Trust Corp.	28,710	3,095
People’s United Financial, Inc.	58,608	1,024
PNC Financial Services Group, Inc.	57,667	11,282
Principal Financial Group, Inc.	35,334	2,276
The Progressive Corp.	79,305	7,168

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Prudential Financial, Inc.	51,743	5,443
Raymond James Financial, Inc.	25,218	2,327
Regions Financial Corp.	124,579	2,655
S&P Global, Inc.	32,794	13,934
State Street Corp.	46,957	3,978
SVB Financial Group *	7,985	5,165
Synchrony Financial	77,547	3,791
T. Rowe Price Group, Inc.	31,207	6,138
The Travelers Cos., Inc.	34,062	5,178
Truist Financial Corp.	180,785	10,603
U.S. Bancorp	184,036	10,939
W.R. Berkley Corp.	19,422	1,421
Wells Fargo & Co.	558,963	25,942
Willis Towers Watson PLC	17,864	4,153
Zions Bancorporation	22,625	1,400
Total		565,570

Health Care (13.2%)
Abbott Laboratories	241,409	28,518
AbbVie, Inc.	240,698	25,964
ABIOMED, Inc. *	6,234	2,029
Agilent Technologies, Inc.	41,213	6,492
Align Technology, Inc. *	10,002	6,656
AmerisourceBergen Corp.	20,286	2,423
Amgen, Inc.	77,296	16,437
Anthem, Inc.	33,176	12,368
Baxter International, Inc.	66,837	5,376
Becton Dickinson and Co.	39,092	9,610
Biogen, Inc. *	20,326	5,752
Bio-Rad Laboratories, Inc. - Class A *	2,969	2,215
Bio-Techne Corp.	5,298	2,567
Boston Scientific Corp. *	193,982	8,417
Bristol-Myers Squibb Co.	302,018	17,870
Cardinal Health, Inc.	40,910	2,023
Catalent, Inc. *	23,811	3,169
Centene Corp. *	79,982	4,984
Cerner Corp.	40,463	2,853
Charles River Laboratories International, Inc. *	6,814	2,812
Cigna Corp.	46,017	9,211
The Cooper Cos., Inc.	6,765	2,796
CVS Health Corp.	178,608	15,157
Danaher Corp.	86,576	26,357
DaVita, Inc. *	9,009	1,047
Dentsply Sirona, Inc.	30,149	1,750

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Dexcom, Inc. *	13,247	7,244
Edwards Lifesciences Corp. *	84,512	9,568
Eli Lilly & Co.	108,145	24,987
Gilead Sciences, Inc.	170,668	11,921
HCA Healthcare, Inc.	33,555	8,144
Henry Schein, Inc. *	17,734	1,351
Hologic, Inc. *	33,482	2,471
Humana, Inc.	17,274	6,722
IDEXX Laboratories, Inc. *	11,519	7,164
Illumina, Inc. *	19,793	8,028
Incyte Corp. *	25,678	1,766
Intuitive Surgical, Inc. *	16,195	16,100
IQVIA Holdings, Inc. *	26,451	6,336
Johnson & Johnson	358,012	57,819
Laboratory Corp. of America Holdings *	12,917	3,635
McKesson Corp.	21,054	4,198
Medtronic PLC	182,169	22,835
Merck & Co., Inc.	344,771	25,896
Mettler-Toledo International, Inc. *	3,154	4,344
Moderna, Inc. *	47,801	18,397
Organon & Co.	34,671	1,137
PerkinElmer, Inc.	15,447	2,677
Pfizer, Inc.	762,918	32,813
Quest Diagnostics, Inc.	16,450	2,390
Regeneron Pharmaceuticals, Inc. *	14,425	8,730
ResMed, Inc.	19,464	5,130
STERIS PLC	14,022	2,864
Stryker Corp.	45,684	12,048
Teleflex, Inc.	6,424	2,419
Thermo Fisher Scientific, Inc.	53,572	30,607
UnitedHealth Group, Inc.	128,257	50,115
Universal Health Services, Inc. - Class B	9,673	1,338
Vertex Pharmaceuticals, Inc. *	35,242	6,393
Viatris, Inc.	166,424	2,255
Waters Corp. *	8,505	3,039
West Pharmaceutical Services, Inc.	9,857	4,185
Zimmer Biomet Holdings, Inc.	28,593	4,185
Zoetis, Inc.	64,672	12,555
Total		658,659

Industrials (8.0%)
3M Co.	78,839	13,830
A.O. Smith Corp.	18,683	1,141
Alaska Air Group, Inc. *	17,059	1,000
Allegion PLC	12,742	1,684

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
American Airlines Group, Inc. *	91,459	1,877
AMETEK, Inc.	31,737	3,936
The Boeing Co. *	75,306	16,563
C.H. Robinson Worldwide, Inc.	18,982	1,651
Carrier Global Corp.	118,111	6,113
Caterpillar, Inc.	74,240	14,252
Cintas Corp.	11,735	4,467
Copart, Inc. *	28,665	3,976
CSX Corp.	307,521	9,146
Cummins, Inc.	19,166	4,304
Deere & Co.	38,640	12,947
Delta Air Lines, Inc. *	87,974	3,748
Dover Corp.	18,957	2,948
Eaton Corp. PLC	53,986	8,061
Emerson Electric Co.	81,009	7,631
Equifax, Inc.	16,218	4,110
Expeditors International of Washington, Inc.	23,350	2,782
Fastenal Co.	79,196	4,087
FedEx Corp.	33,326	7,308
Fortive Corp.	48,784	3,443
Fortune Brands Home & Security, Inc.	19,165	1,714
Generac Holdings, Inc. *	8,613	3,520
General Dynamics Corp.	32,061	6,285
General Electric Co.	149,739	15,428
Honeywell International, Inc.	93,940	19,941
Howmet Aerospace, Inc.	53,833	1,680
Huntington Ingalls Industries, Inc.	5,586	1,078
IDEX Corp.	10,443	2,161
IHS Markit, Ltd.	54,259	6,328
Illinois Tool Works, Inc.	39,102	8,080
Ingersoll-Rand, Inc. *	55,152	2,780
J.B. Hunt Transport Services, Inc.	11,517	1,926
Jacobs Engineering Group, Inc.	17,881	2,370
Johnson Controls International PLC	97,585	6,644
Kansas City Southern	12,237	3,312
L3Harris Technologies, Inc.	27,510	6,059
Lockheed Martin Corp.	33,636	11,608
Masco Corp.	33,536	1,863
Nielsen Holdings PLC	49,247	945
Norfolk Southern Corp.	33,332	7,975
Northrop Grumman Corp.	20,404	7,348
Old Dominion Freight Line, Inc.	12,692	3,630
Otis Worldwide Corp.	58,093	4,780
PACCAR, Inc.	47,790	3,771

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Parker Hannifin Corp.	17,810	4,980
Pentair PLC	22,947	1,667
Quanta Services, Inc.	19,155	2,180
Raytheon Co.	204,239	17,556
Republic Services, Inc.	27,786	3,336
Robert Half International, Inc.	14,212	1,426
Rockwell Automation, Inc.	16,002	4,705
Rollins, Inc.	30,518	1,078
Roper Technologies, Inc.	14,478	6,459
Snap-on, Inc.	7,479	1,563
Southwest Airlines Co. *	81,427	4,188
Stanley Black & Decker, Inc.	22,102	3,875
Teledyne Technologies, Inc. *	6,386	2,743
Textron, Inc.	31,639	2,209
Trane Technologies PLC	32,259	5,569
TransDigm Group, Inc. *	7,127	4,451
Union Pacific Corp.	88,767	17,399
United Continental Holdings, Inc. *	43,638	2,076
United Parcel Service, Inc. - Class B	99,468	18,113
United Rentals, Inc. *	9,951	3,492
Verisk Analytics, Inc.	22,327	4,471
W.W. Grainger, Inc.	5,865	2,305
Wabtec Corp.	26,402	2,276
Waste Management, Inc.	52,591	7,855
Xylem, Inc.	24,862	3,075
Total		401,278

Information Technology (27.5%)
Accenture PLC - Class A	86,362	27,629
Adobe Systems, Inc. *	64,847	37,334
Advanced Micro Devices, Inc. *	164,158	16,892
Akamai Technologies, Inc. *	22,457	2,349
Amphenol Corp. - Class A	82,421	6,036
Analog Devices, Inc.	73,299	12,276
ANSYS, Inc. *	11,847	4,033
Apple, Inc.	2,137,095	302,399
Applied Materials, Inc.	123,827	15,940
Arista Networks, Inc. *	7,515	2,582
Autodesk, Inc. *	29,811	8,501
Automatic Data Processing, Inc.	57,683	11,532
Broadcom, Inc.	55,961	27,137
Broadridge Financial Solutions, Inc.	15,949	2,658

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Cadence Design Systems, Inc. *	38,277	5,797
CDW Corp.	18,716	3,407
Ceridian HCM Holding, Inc. *	18,359	2,068
Cisco Systems, Inc.	574,418	31,266
Citrix Systems, Inc.	16,985	1,824
Cognizant Technology Solutions Corp. - Class A	71,986	5,342
Corning, Inc.	105,393	3,846
DXC Technology Co. *	35,095	1,180
Enphase Energy, Inc. *	17,794	2,669
F5 Networks, Inc. *	8,484	1,686
Fidelity National Information Services, Inc.	83,405	10,149
Fiserv, Inc. *	81,182	8,808
FLEETCOR Technologies, Inc. *	10,903	2,849
Fortinet, Inc. *	18,586	5,428
Gartner, Inc. *	11,195	3,402
Global Payments, Inc.	39,505	6,225
Hewlett Packard Enterprise Co.	177,540	2,530
HP, Inc.	163,737	4,480
Intel Corp.	553,223	29,476
International Business Machines Corp.	121,844	16,928
Intuit, Inc.	37,210	20,075
IPG Photonics Corp. *	4,926	780
Jack Henry & Associates, Inc.	10,553	1,731
Juniper Networks, Inc.	45,486	1,252
Keysight Technologies, Inc. *	25,434	4,179
KLA-Tencor Corp.	20,850	6,974
Lam Research Corp.	19,353	11,015
Leidos Holdings, Inc.	20,082	1,930
Mastercard, Inc. - Class A	118,582	41,229
Microchip Technology, Inc.	36,891	5,662
Micron Technology, Inc.	153,873	10,922
Microsoft Corp.	1,022,923	288,382
Monolithic Power Systems	5,845	2,833
Motorola Solutions, Inc.	23,329	5,420
NetApp, Inc.	30,815	2,766
NortonLifeLock, Inc.	82,283	2,082
NVIDIA Corp.	339,124	70,253
NXP Semiconductors NV	36,090	7,069
Oracle Corp.	224,227	19,537
Paychex, Inc.	42,733	4,805
Paycom Software, Inc. *	6,429	3,187
PayPal Holdings, Inc. *	159,938	41,617
PTC, Inc. *	14,404	1,725

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Qorvo, Inc. *	14,926	2,495
QUALCOMM, Inc.	153,752	19,831
salesforce.com, Inc. *	132,244	35,867
Seagate Technology Holdings PLC	29,384	2,425
ServiceNow, Inc. *	26,914	16,748
Skyworks Solutions, Inc.	22,141	3,648
Synopsys, Inc. *	20,960	6,276
TE Connectivity, Ltd.	44,550	6,113
Teradyne, Inc.	21,649	2,363
Texas Instruments, Inc.	125,849	24,189
Trimble Navigation, Ltd. *	34,306	2,822
Tyler Technologies, Inc. *	5,563	2,551
VeriSign, Inc. *	13,187	2,703
Visa, Inc. - Class A	229,721	51,170
Western Digital Corp. *	41,969	2,369
Western Union Co.	56,713	1,147
Xilinx, Inc.	33,814	5,106
Zebra Technologies Corp. - Class A *	7,355	3,791

Total		1,373,697

Materials (2.5%)
Air Products and Chemicals, Inc.	29,902	7,658
Albemarle Corp.	15,981	3,499
Amcor PLC	216,638	2,511
Avery Dennison Corp.	10,813	2,241
Ball Corp.	43,463	3,910
Celanese Corp. - Class A	15,074	2,271
CF Industries Holdings, Inc.	29,509	1,647
Corteva, Inc.	99,460	4,185
Dow, Inc.	102,323	5,890
DuPont de Nemours, Inc.	69,942	4,755
Eastman Chemical Co.	18,688	1,883
Ecolab, Inc.	34,263	7,148
FMC Corp.	17,900	1,639
Freeport-McMoRan, Inc.	200,419	6,520
International Flavors & Fragrances, Inc.	34,373	4,596
International Paper Co.	54,569	3,051
Linde PLC	70,294	20,623
LyondellBasell Industries NV - Class A	35,469	3,329
Martin Marietta Materials, Inc.	8,591	2,935
The Mosaic Co.	47,588	1,700
Newmont Mining Corp.	108,025	5,866
Nucor Corp.	39,641	3,904

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Materials continued
Packaging Corp. of America	13,082	1,798
PPG Industries, Inc.	32,584	4,660
Sealed Air Corp.	18,756	1,028
The Sherwin-Williams Co.	33,124	9,266
Vulcan Materials Co.	18,279	3,092
WestRock Co.	36,233	1,805
Total		123,410

Real Estate (2.6%)
Alexandria Real Estate Equities, Inc.	18,698	3,573
American Tower Corp.	61,977	16,449
AvalonBay Communities, Inc.	18,572	4,116
Boston Properties, Inc.	19,540	2,117
CBRE Group, Inc. *	44,679	4,350
Crown Castle International Corp.	58,597	10,156
Digital Realty Trust, Inc.	38,648	5,583
Duke Realty Corp.	51,310	2,456
Equinix, Inc.	12,294	9,714
Equity Residential	45,361	3,671
Essex Property Trust, Inc.	8,995	2,876
Extra Space Storage, Inc.	17,940	3,014
Federal Realty Investment Trust	9,496	1,120
Healthpeak Properties, Inc.	74,265	2,486
Host Hotels & Resorts, Inc. *	97,298	1,589
Iron Mountain, Inc.	39,752	1,727
Kimco Realty Corp.	81,888	1,699
Mid-America Apartment Communities, Inc.	15,777	2,946
Prologis, Inc.	100,651	12,625
Public Storage	20,965	6,229
Realty Income Corp.	53,419	3,465
Regency Centers Corp.	19,489	1,312
SBA Communications Corp.	14,845	4,907
Simon Property Group, Inc.	45,301	5,888
UDR, Inc.	37,744	2,000
Ventas, Inc.	51,671	2,853
Vornado Realty Trust	21,635	909
Welltower, Inc.	57,519	4,739
Weyerhaeuser Co.	102,968	3,663
Total		128,232

Utilities (2.5%)
The AES Corp.	91,753	2,095
Alliant Energy Corp.	34,454	1,929
Ameren Corp.	35,945	2,911

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
American Electric Power Co., Inc.	68,476	5,559
American Water Works Co., Inc.	24,173	4,086
Atmos Energy Corp.	17,134	1,511
CenterPoint Energy, Inc.	80,804	1,988
CMS Energy Corp.	39,499	2,359
Consolidated Edison, Inc.	49,269	3,576
Dominion Resources, Inc.	110,392	8,061
DTE Energy Co.	26,701	2,983
Duke Energy Corp.	105,416	10,287
Edison International	52,215	2,896
Entergy Corp.	27,621	2,743
Evergy, Inc.	31,291	1,946
Eversource Energy	47,292	3,867
Exelon Corp.	134,517	6,503
FirstEnergy Corp.	74,849	2,666
NextEra Energy, Inc.	268,240	21,062
NiSource, Inc.	52,863	1,281
NRG Energy, Inc.	33,690	1,376
Pinnacle West Capital Corp.	15,533	1,124
PPL Corp.	100,820	2,811
Public Service Enterprise Group, Inc.	69,885	4,256
Sempra Energy	44,096	5,578
The Southern Co.	143,405	8,887
WEC Energy Group, Inc.	41,865	3,692
Xcel Energy, Inc.	72,537	4,534
Total		122,567

Total Common Stocks (Cost: $1,698,698)		4,973,389

Short-Term Investments (0.4%)
Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #,b	17,823,950	17,824
Total		17,824

Total Short-Term Investments (Cost: $17,824)		17,824

Short-Term Investments (0.4%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Total Investments (99.9%) (Cost: $1,716,522)@		4,991,213

Other Assets, Less Liabilities (0.1%)		2,772

Net Assets (100.0%)		4,993,985

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini S&P 500 Futures	Long	USD	5	95	12/21	$20,414	$(776)	$(247)

							$(776)	$(247)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(247)	$(247)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b

Cash or securities with an aggregate value of $17,824 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,716,522 and the net unrealized appreciation of investments based on that cost was $3,273,915 which is comprised of $3,335,947 aggregate gross unrealized appreciation and $62,032 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$4,973,389	$—	$—
Short-Term Investments	17,824	—	—

Total Assets:	$4,991,213	$—	$—

Liabilities:
Other Financial Instruments^
Futures	(776)	—	—

Total Liabilities:	$(776)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand